UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
September 30, 2015

Franklin Strategic Mortgage Portfolio

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Annual Report
Franklin Strategic Mortgage Portfolio	3
Performance Summary	6
Your Fund’s Expenses	11
Financial Highlights and Statement of Investments	13
Financial Statements	24
Notes to Financial Statements	28
Report of Independent Registered
Public Accounting Firm	38
Tax Information	39
Board Members and Officers	40
Shareholder Information	45

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin Strategic Mortgage Portfolio

This annual report for Franklin Strategic Mortgage Portfolio covers the period ended September 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance Overview

For the year under review, the Fund’s Class A shares delivered a +2.91% cumulative total return. In comparison, the Fund’s primary benchmark, the Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment-grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, produced a +3.45% total return.2 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies, returned +3.15%.3 The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, generated a +3.76% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

U.S. economic growth was mixed during the 12 months under review. Growth expanded in 2014’s fourth quarter, slowed in 2015’s first quarter and rebounded in 2015’s second quarter. Additionally, estimates indicated tepid third-quarter growth despite healthy consumer spending as businesses cut back on inventories, exports declined and governments reduced their spending. Manufacturing and service activities expanded

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the
U.S. Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar.
3. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 9/30/15, this category consisted of 115 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 17.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

during the 12-month period, contributing to new jobs, and the unemployment rate declined from 5.9% in September 2014 to 5.1% at period-end.4 Housing market data were generally encouraging as home sales and prices rose amid declining mortgage rates. Retail sales generally climbed for the 12-month period as strong employment gains led to broad-based improvement, especially for auto and auto components sales. Inflation, as measured by the Consumer Price Index, remained subdued for the period and declined toward period-end mainly due to a sharp drop in energy prices.

The Federal Reserve (Fed) ended its bond buying program in October 2014 and kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial markets anticipated an increase, in September the Fed kept interest rates unchanged and said it would continue to monitor developments domestically and abroad. The Fed also raised its forecast for 2015 U.S. economic growth and lowered its unemployment projections.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It began at 2.52% in September 2014, declined to a period low of 1.68% in late January 2015 and ended the period at 2.06%. The moves seemed to reflect investor uncertainty given concerns about soft domestic data, Greece’s debt issues and the Fed’s cautious tone on raising interest rates. China’s moderating growth and its currency devaluation toward period-end also affected Treasury prices.

Investment Strategy

We invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 We may also invest in other types of mortgage securities that may be issued by private issuers, in U.S. Treasuries and in mortgage loans. At least 80% of total assets are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Dividend Distributions*
10/1/14–9/30/15
		Dividend per Share (cents)
				Advisor
Month	Class A	Class A1	Class C	Class
October	1.6747	1.8832	1.3539	1.8594
November	1.6353	1.8191	1.3449	1.8165
December	1.9886	2.2058	1.6483	2.2033
January	1.4663	1.6635	1.1522	1.6616
February	1.7610	1.9457	1.4695	1.9435
March	1.9657	2.1675	1.6407	2.1651
April	1.6147	1.8189	1.2940	1.8179
May	1.6989	1.8891	1.3963	1.8876
June	2.2084	2.4160	1.8740	2.4126
July	1.7147	1.9172	1.4049	1.9143
August	1.6222	1.8245	1.3005	1.8221
September	1.9443	2.1334	1.6517	2.1324
Total	21.2948	23.6839	17.5309	23.6363

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

U.S. economic indicators were generally encouraging during the Fund’s fiscal year, with increases in consumer and investment spending and a declining unemployment rate. Ongoing domestic growth contrasted with a decline in the rate of foreign growth, and the U.S. dollar strengthened against other major currencies, creating a headwind for U.S. exports. We felt the domestic expansionary environment led to an increase in home sales and a rise in property values, while supply in that sector continued to shrink. Consumer credit remained tight even as mortgage interest rates continued to decline. The Federal Reserve (Fed) decided against raising the federal funds rate in September 2015, leaving the target rate at historically low levels, in part due to a decline in foreign growth prospects throughout the period.

4. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

High-quality securitized sectors performed well during the period. All sectors produced positive total returns but were outpaced by strong performance from Treasuries. Fannie Mae led results, followed by commercial mortgage-backed securities (CMBS) and Freddie Mac mortgage-backed securities (MBS).

In our view, agency MBS remained fully valued. The Fed’s participation in agency MBS has, in our view, kept mortgage valuations high. Questions persist about the demand source for agency MBS once the Fed moves closer to ceasing reinvestment in MBS. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS sector. We believe prepayment levels could moderate with mortgage rates staying in the same range and underwriting standards remaining tight.

The Fund’s allocations to conventional fixed-rate MBS and CMBS were significant contributors to performance. The Fund’s shorter duration positioning detracted from performance over the period as interest rate movements had a negative impact.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Franklin Strategic Mortgage Portfolio’s broad mortgage strategy looks across all mortgage opportunities to find relative value. The investment team continued to look for strong cash flow fundamentals and valuations seeking to uncover attractive valuations across the mortgage investment universe. Within the agency MBS sector, we increased our allocation to 3.5% coupon securities and reduced our exposure to 3.0%, 4.0% and 4.5% MBS. The portfolio’s heaviest mortgage allocations were in 3.0%, 3.5% and 4.0% coupon securities. We increased our exposure to residential MBS and adjustable-rate MBS (ARMS) and reduced our exposure to fixed-rate MBS and CMBS. At period-end, the portfolio’s heaviest mortgage allocations were in fixed-rate MBS, followed by ARMS and CMBS. Although we selectively reduced holdings, the Fund remained allocated to CMBS, as we believe commercial real estate fundamentals could slowly and steadily improve over the intermediate term.

We continued to employ a flexible investment approach seeking to take advantage of what we felt were additional investment opportunities in non-agency mortgage securities and non-investment grade mortgage securities while maintaining core holdings in agency MBS.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Performance Summary as of September 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/15	9/30/14	Change
A (N/A)	$9.49	$9.43	+$0.06
A1 (FSMIX)	$9.49	$9.44	+$0.05
C (N/A)	$9.49	$9.43	+$0.06
Advisor (N/A)	$9.48	$9.43	+$0.05

Distributions[1] (10/1/14–9/30/15)
Dividend
Share Class	Income
A	$0.212948
A1	$0.236839
C	$0.175309
Advisor	$0.236363

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Performance as of 9/30/152

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A/A1: 4.25% maximum initial sales charge. Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[3]	Total Return[4]	Operating Expenses[5]
A6			1.06%
1-Year	+2.91%	-1.48%
5-Year	+25.01%	+3.67%
10-Year	+51.76%	+3.81%
A1			0.81%
1-Year	+3.06%	-1.33%
5-Year	+26.60%	+3.93%
10-Year	+56.11%	+4.10%
C			1.46%
1-Year	+2.51%	+1.51%
Since Inception (2/1/12)	+11.78%	+3.09%
Advisor[7]			0.81%
1-Year	+3.06%	+3.06%
5-Year	+26.45%	+4.81%
10-Year	+55.92%	+4.54%

	Distribution	30-Day Standardized Yield[9]
Share Class	Rate[8]	(with waiver)	(without waiver)
A	+2.39%	1.52%	1.52%
A1	+2.62%	1.78%	1.78%
C	+2.12%	1.20%	1.20%
Advisor	+2.74%	1.85%	1.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share
(renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	These shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +13.41% and +2.28%.
7. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since
2/1/12 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.32% and +3.72%.
8. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of September and the maximum offering price (NAV for Classes C and Advisor) on 9/30/15.
9. The 30-day standardized yield for the 30 days ended 9/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
10. Source: Morningstar. The Barclays MBS Fixed Rate Index is the FNMA component of the Barclays Fixed Rate MBS Index and includes the mortgage-backed pass-through securities of the Federal National Mortgage Association.
See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/15	Value 9/30/15	Period* 4/1/15–9/30/15
A
Actual	$1,000	$1,004.00	$5.17
Hypothetical (5% return before expenses)	$1,000	$1,019.90	$5.22
A1
Actual	$1,000	$1,004.20	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,021.16	$3.95
C
Actual	$1,000	$1,002.00	$7.18
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.23
Advisor
Actual	$1,000	$1,004.20	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,021.16	$3.95

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class
(A: 1.03%; A1: 0.78%; C: 1.43%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Highlights
		Year Ended September 30,
	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.185	0.249	0.229	0.172
Net realized and unrealized gains (losses)	0.088	0.218	(0.202)	0.255
Total from investment operations	0.273	0.467	0.027	0.427
Less distributions from net investment income	(0.213)	(0.407)	(0.347)	(0.207)
Net asset value, end of year	$9.49	$9.43	$9.37	$9.69

Total return[c]	2.91%	5.09%	0.28%	4.57%

Ratios to average net assets[d]
Expenses	1.01%[e]	1.06%[e]	0.96%	1.01%
Net investment income	1.84%	2.37%	2.04%	2.07%

Supplemental data
Net assets, end of year (000’s)	$26,328	$9,920	$8,627	$4,856
Portfolio turnover rate	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

		Year Ended September 30,
	2015	2014	2013	2012	2011
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.44	$9.38	$9.69	$9.39	$9.09
Income from investment operations[a]:
Net investment income	0.197	0.232	0.190	0.212	0.269
Net realized and unrealized gains (losses)	0.090	0.259	(0.129)	0.436	0.469
Total from investment operations	0.287	0.491	0.061	0.648	0.738
Less distributions from net investment income	(0.237)	(0.431)	(0.371)	(0.348)	(0.438)
Net asset value, end of year	$9.49	$9.44	$9.38	$9.69	$9.39

Total return[b]	3.06%	5.35%	0.64%	7.04%	8.24%

Ratios to average net assets
Expenses	0.76%[c]	0.81%[c]	0.71%	0.76%	0.65%
Net investment income	2.09%	2.62%	2.29%	2.32%	2.85%

Supplemental data
Net assets, end of year (000’s)	$59,352	$64,325	$75,609	$109,162	$102,529
Portfolio turnover rate	614.11%	514.95%	674.91%	594.80%	539.76%
Portfolio turnover rate excluding mortgage dollar rolls[d]	172.54%	133.55%	252.41%	167.39%	126.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
dSee Note 1(f) regarding mortgage dollar rolls.

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	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
		FINANCIAL HIGHLIGHTS

		Year Ended September 30,
	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.142	0.207	0.167	0.155
Net realized and unrealized gains (losses)	0.093	0.223	(0.178)	0.247
Total from investment operations	0.235	0.430	(0.011)	0.402
Less distributions from net investment income	(0.175)	(0.370)	(0.309)	(0.182)
Net asset value, end of year	$9.49	$9.43	$9.37	$9.69

Total return[c]	2.51%	4.68%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses	1.41%[e]	1.46%[e]	1.36%	1.41%
Net investment income	1.44%	1.97%	1.64%	1.67%

Supplemental data
Net assets, end of year (000’s)	$4,067	$2,409	$2,137	$1,540
Portfolio turnover rate	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

		Year Ended September 30,
	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.199	0.371	0.252	0.149
Net realized and unrealized gains (losses)	0.087	0.119	(0.201)	0.294
Total from investment operations	0.286	0.490	0.051	0.443
Less distributions from net investment income	(0.236)	(0.430)	(0.371)	(0.223)
Net asset value, end of year	$9.48	$9.43	$9.37	$9.69

Total return[c]	3.06%	5.35%	0.54%	4.74%

Ratios to average net assets[d]
Expenses	0.76%[e]	0.81%[e]	0.71%	0.76%
Net investment income	2.09%	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of year (000’s)	$12,651	$9,049	$3,007	$1,281
Portfolio turnover rate	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

16 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, September 30, 2015
	Shares			Value
Common Stocks 0.8%
Mortgage REITs 0.8%
American Capital Agency Corp.	22,000			$411,400
Annaly Capital Management Inc.	26,700			263,529
Hatteras Financial Corp.	10,000			151,500

Total Common Stocks (Cost $970,671)				826,429

	Principal
	Amount*

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 34.7%
Finance 34.7%
[a]American Home Mortgage Investment Trust, 2005-1, 6A, 2.535%, 6/25/45	230,045			226,325
[a,b]American Homes 4 Rent, 2014-SFR1,
A, 144A, 1.25%, 6/17/31	195,537			192,222
C, 144A, 2.00%, 6/17/31	250,000			246,704
[b,c]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000			20,638
[a,b]ARCap REIT Inc., 2004-RR3, A2, 144A, 4.76%, 9/21/45	218,369			221,523
[b]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	26,883			27,067
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,010,520
2006-4, AJ, 5.695%, 7/10/46	450,000			458,433
2006-4, AM, 5.675%, 7/10/46	300,000			309,738
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.074%, 11/25/34	199,644			192,318
Bear Stearns Commercial Mortgage Securities Inc.,
[a]2006-PW11, AJ, 5.522%, 3/11/39	750,000			758,310
[a]2006-PW12, AJ, 5.753%, 9/11/38	300,000			303,726
2006-PW13, AJ, 5.611%, 9/11/41	750,000			757,513
[a]2007-PW16, AM, 5.895%, 6/11/40	750,000			794,828
[a]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, 4.998%, 2/11/41	123,285			123,506
2005-T20, E, 5.173%, 10/12/42	215,000			214,713
[b]2006-PW12, B, 144A, 5.753%, 9/11/38	250,000			246,403
[b]Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000			193,484
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	328,000			323,254
[a]2007-C6, AM, 5.711%, 6/10/17	500,000			524,858
2015-GC27, A5, 3.137%, 2/10/48	225,000			225,200
[a,b]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, 3.00%, 5/25/42	117,691			117,836
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, 5.289%, 7/15/44	215,000			214,592
2006-CD3, AJ, 5.688%, 10/15/48	450,000			365,976
[b]Colony American Homes,
[a]2014-1A, A, 144A, 1.40%, 5/17/31	101,981			100,808
[a]2014-1A, C, 144A, 2.10%, 5/17/31	250,000			246,224
2014-2A, C, 144A, 2.107%, 7/17/31	200,000			196,255
[b]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	319,234			319,641
[b]COMM Mortgage Trust, 2012-9W57, A, 144A, 2.365%, 2/10/29	220,000			223,134
[a,d]Commercial Mortgage Trust, 2005-GG5, AJ, 5.486%, 4/10/37	315,000			314,803
[a]Conseco Finance Securitizations Corp., 2002-2, M1, 7.424%, 3/01/33	450,000			494,753
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	249,631			253,674
[a]Countrywide Asset-Backed Certificates,
2004-1, M1, 0.944%, 3/25/34	165,332			158,952
2004-7, MV3, 1.244%, 12/25/34	74,908			74,696
2004-14, M1, 0.959%, 6/25/35	3,089			3,095

franklintempleton.com		Annual Report	|	17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.466%, 3/26/36	112,014	$112,556
[b]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	54,111	54,303
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.526%, 10/20/43	166,722	166,399
[b]Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, 3.555%, 9/10/35	400,000	411,024
[a,b]Fairfield Street Solar, 2004-1A, A1, 144A, 0.675%, 11/28/39 (Cayman Islands)	340,908	330,971
[a]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, 2.394%, 2/25/24	250,000	251,997
2014-DN1, M3, 4.694%, 2/25/24	250,000	250,036
2014-DN3, M2, 2.594%, 8/25/24	250,000	253,005
2014-DN4, M2, 2.594%, 10/25/24	370,000	372,975
2014-DNA, M3, 4.744%, 10/25/24	250,000	248,914
2014-HQ1, M2, 2.694%, 8/25/24	250,000	253,609
2014-HQ2, M2, 2.394%, 9/25/24	250,000	248,551
2014-HQ3, M3, 2.844%, 10/25/24	250,000	255,108
2015-DN1, M2, 2.594%, 1/25/25	250,000	253,177
2015-DN1, M3, 4.344%, 1/25/25	250,000	250,364
2015-DNA1, M2, 2.044%, 10/25/27	250,000	248,993
2015-DNA1, M3, 3.494%, 10/25/27	250,000	238,454
2015-HQ1, M1, 1.244%, 3/25/25	232,888	232,655
2015-HQ1, M2, 2.394%, 3/25/25	250,000	250,220
2015-HQ1, M3, 3.994%, 3/25/25	250,000	243,159
2015-HQA1, M2, 2.844%, 3/25/28	250,000	250,000
[a]FNMA, 2007-1, NF, 0.444%, 2/25/37	203,519	203,293
[a]FNMA Connecticut Avenue Securities, 1.144%, 5/25/24	167,435	166,493
[b]G-Force LLC,
[a]2005-RR2, A3FL, 144A, 0.494%, 12/25/39	63,241	62,307
2005-RRA, B, 144A, 5.09%, 8/22/36	260,299	263,526
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	294,972
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000	200,180
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	299,868	328,555
1997-3, A6, 7.32%, 3/15/28	22,803	23,968
1997-6, A7, 7.14%, 1/15/29	10,722	11,093
1998-4, A7, 6.87%, 4/01/30	121,302	132,706
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	447,205	448,563
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.819%, 7/10/38	400,000	397,011
AM, 5.819%, 7/10/38	200,000	204,892
[a]GSAA Home Equity Trust, 0.564%, 6/25/35	164,478	158,672
[a]GSAMP Trust, 2005-HE3, M2, 1.199%, 6/25/35	247,584	242,941
[a,b]Hilton USA Trust, 2013-HLF, BFL, 144A, 1.704%, 11/05/30	246,366	246,004
[a]Home Equity Mortgage Trust, 2004-4, M3, 1.169%, 12/25/34	623,352	580,933
[a,b]Invitation Homes Trust,
2014-SFR1, B, 144A, 1.707%, 6/17/31	250,000	244,887
2014-SFR2, B, 144A, 1.807%, 9/17/31	200,000	196,410
2014-SFR3, C, 144A, 2.713%, 12/17/31	250,000	248,865
2015-SFR2, A, 144A, 1.557%, 6/17/32	245,050	243,001
2015-SFR2, C, 144A, 2.207%, 6/17/32	200,000	198,757
2015-SFR3, C, 144A, 2.207%, 8/17/32	225,000	220,236

18 | Annual Report		franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b]2003-LN1, H, 144A, 5.639%, 10/15/37	190,810	$191,743
[a]2005-LDP5, A, 5.563%, 12/15/44	300,000	301,701
[a]2005-LPD5, F, 5.563%, 12/15/44	250,000	251,015
[a,d]2006-CB16, B, 5.672%, 5/12/45	240,000	162,801
2006-CB17, AM, 5.464%, 12/12/43	490,000	497,458
[a,d]2006-LDP7, AJ, 6.10%, 4/15/45	350,000	339,966
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	225,000	227,462
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.974%, 12/25/32	7,605	7,611
[a]LB-UBS Commercial Mortgage Trust,
[b]2001-C3, E, 144A, 6.95%, 6/15/36	300,000	300,717
[b]2004-C7, H, 144A, 4.944%, 10/15/36	252,170	254,311
2006-C1, AJ, 5.276%, 2/15/41	350,000	352,716
2006-C3, AJ, 5.72%, 3/15/39	250,000	253,122
2006-C4, AJ, 6.05%, 6/15/38	500,000	507,480
[a]Lehman XS Trust, 2005-1, 2A2, 1.697%, 7/25/35	117,781	113,647
[b]LNR CDO Ltd.,
[a]2002-1A, DFL, 144A, 1.596%, 7/24/37 (Cayman Islands)	178,352	177,507
2002-1A, DFX, 144A, 6.727%, 7/24/37	98,563	98,908
[a]2003-1A, EFL, 144A, 3.195%, 7/23/36 (Cayman Islands)	430,830	430,985
[a,b]Mach One 2004-1A ULC, H, 144A, 6.074%, 5/28/40	111,039	111,004
[a]Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, 3.444%, 3/25/32	250,000	254,769
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.289%, 9/25/34	147,193	146,537
[a]Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, 0.934%, 3/25/28	284,239	271,582
2004-A1, M1, 2.49%, 2/25/34	242,754	207,008
[a]Merrill Lynch Mortgage Trust, 2005-CKI1,
AJ, 5.46%, 11/12/37	176,488	176,419
C, 5.46%, 11/12/37	225,000	224,993
D, 5.46%, 11/12/37	230,000	230,047
[a]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	158,049	162,811
[a]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.394%, 5/25/33	363,485	343,787
2005-WMC, M2, 0.929%, 1/25/35	269,654	262,325
Morgan Stanley Capital I Trust,
[b]2005-RR6, AJ, 144A, 5.233%, 5/24/43	434,619	435,028
[b,d]2005-RR6, B, 144A, 5.306%, 5/24/43	310,000	311,207
[a]2006-HQ8, AJ, 5.495%, 3/12/44	399,000	400,921
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.666%, 6/16/41 (Cayman Islands)	312,092	306,403
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.667%, 12/24/39	21,980	21,810
[a]Novastar Home Equity Loan, 2004-4, M4, 1.844%, 3/25/35	500,000	493,896
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	376,883	380,436
[a,b]Progress Residential Trust,
2014-SFR, B, 144A, 2.107%, 10/17/31	250,000	248,094
2014-SFR1, A, 144A, 1.307%, 10/17/31	250,000	246,028
2015-SFR1, A, 144A, 1.607%, 2/17/32	390,000	387,683
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	55,468	55,449
2004-KS8, AI6, 4.79%, 9/25/34	125,367	126,893

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Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*		Value
Mortgage-Backed Securities (continued)
Finance (continued)
[a]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	80,767		$81,578
2003-HI2, M2, 5.58%, 7/25/28	159,564		160,681
2004-HI3, A5, 5.48%, 6/25/34	119,365		123,537
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, 1.207%, 9/17/31	189,873		186,397
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		404,053
[a,b]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, 1.507%, 1/17/32	247,825		247,233
[a,e]Talisman 6 Finance, Reg S, 0.161%, 10/22/16 (Germany)	8,352	EUR	9,230
[b]Tricon American Homes Trust, 2015-SFR1,
A, 144A, 1.457%, 5/17/32	250,000		247,052
C, 144A, 2.107%, 5/17/32	200,000		194,672
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	231,885		244,053
[a]Wachovia Bank Commercial Mortgage Trust,
5.90%, 5/15/16	400,000		404,678
[b]2003-C7, F, 144A, 6.091%, 10/15/35	100,751		101,755
2006-C23, AJ, 5.515%, 1/18/45	400,000		403,116
2006-C25, AJ, 5.90%, 5/15/43	300,000		304,043
[a]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, 0.484%, 7/25/45	184,305		173,832
2005-AR19, A1A1, 0.464%, 12/25/45	361,769		337,339
Wells Fargo Mortgage Backed Securities Trust,
[a]2004-W, A9, 2.641%, 11/25/34	183,929		187,702
[a]2005-AR9, 2A2, 2.725%, 10/25/33	261,306		259,217
[a]2005-AR10, 2A3, 2.685%, 6/25/35	169,473		168,193
2007-3, 3A1, 5.50%, 4/25/37	42,806		43,663

Total Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $35,204,586)			35,506,761
Mortgage-Backed Securities 85.6%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 7.3%
FHLMC, 2.00% - 2.319%, 4/01/17 - 11/01/25	393,236		403,619
FHLMC, 2.351%, 11/01/37	1,563,195		1,657,640
FHLMC, 2.355% - 2.375%, 5/01/22 - 5/01/37	956,380		1,016,635
FHLMC, 2.434% - 2.595%, 1/01/18 - 10/01/36	599,285		629,328
FHLMC, 2.60%, 6/01/37	2,505,973		2,682,534
FHLMC, 2.625% - 3.587%, 10/01/28 – 8/01/31	787,474		818,366
FHLMC, 3.878% - 6.877%, 11/01/19 - 7/01/30	229,605		237,240
			7,445,362
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.4%
[f]FHLMC Gold 30 Year, 3.50%, 10/01/45	3,150,000		3,279,199
[f]FHLMC Gold 30 Year, 4.00%, 10/01/45	2,000,000		2,129,531
FHLMC Gold 30 Year, 4.50%, 4/01/40	948,170		1,029,532
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	739,752		811,529
FHLMC Gold 30 Year, 5.50%, 9/01/33	68,310		76,187
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	228,884		258,624
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	171,500		196,294
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	337,839		385,448
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	113,058		123,023
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	31,928		32,435
FHLMC Gold 30 Year, 9.00%, 9/01/30	75,574		85,582
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	89,480		93,055
FHLMC PC 30 Year, 8.50%, 5/01/17	80,274		83,395

20 | Annual Report		franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC PC 30 Year, 9.00%, 6/01/16	47	$48
FHLMC PC 30 Year, 9.50%, 8/01/19	1,910	1,926
		8,585,808
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 19.3%
FNMA, 1.379% - 1.727%, 1/01/34 - 4/01/37	976,880	1,022,455
FNMA, 1.784%, 7/01/34	820,240	855,907
FNMA, 1.909% - 1.996%, 1/01/18 - 11/01/34	660,726	676,124
FNMA, 2.169%, 10/01/33	1,115,210	1,177,802
FNMA, 2.198% - 2.206%, 4/01/18 - 4/01/33	76,246	77,970
FNMA, 2.216, 4/01/41	2,691,322	2,830,181
FNMA, 2.233% - 2.27%, 9/01/18 - 4/01/37	139,159	146,635
FNMA, 2.272%, 9/01/34	1,696,861	1,796,816
FNMA, 2.273% - 2.36%, 7/01/19 - 4/01/37	853,189	882,668
FNMA, 2.364% - 2.375%, 5/01/25 - 2/01/37	434,530	450,788
FNMA, 2.378%, 9/01/39	1,597,590	1,698,561
FNMA, 2.379% - 2.401%, 6/01/24 - 10/01/36	919,674	974,439
FNMA, 2.406% - 2.455%, 9/01/26 - 401/37	112,849	117,837
FNMA, 2.456%, 9/01/37	2,010,312	2,147,553
FNMA, 2.46% - 2.525%, 1/01/22 - 6/01/34	511,817	532,864
FNMA, 2.532%, 6/01/35	2,709,732	2,897,440
FNMA, 2.538% - 2.723%, 2/01/20 - 7/01/38	986,861	1,009,652
FNMA, 2.77% - 5.00%, 6/01/17 - 7/01/31	461,072	470,589
		19,766,281
Federal National Mortgage Association (FNMA) Fixed Rate 41.4%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	348,357	362,221
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	172,891	177,650
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	4,881	4,928
[f]FNMA 30 Year, 3.00%, 10/01/45	8,260,000	8,376,027
[f]FNMA 30 Year, 3.50%, 10/01/45	16,650,000	17,375,842
[f]FNMA 30 Year, 4.00%, 10/01/45	9,400,000	10,029,359
FNMA 30 Year, 5.00%, 4/01/34	170,311	188,096
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	887,288	994,326
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/35	833,899	938,896
FNMA 30 Year, 5.50%, 11/01/35	90,785	103,395
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	523,584	599,354
FNMA 30 Year, 6.00%, 10/01/34	892,729	1,019,631
FNMA 30 Year, 6.00%, 5/01/35 - 8/01/35	415,052	471,197
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	888,655	1,018,341
FNMA 30 Year, 6.50%, 8/01/32	321,873	368,011
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	38,623	46,372
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	30,163	33,136
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	205,663	229,164
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	7,610	8,005
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	55,363	59,894
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	21,522	23,633
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	5,273	5,302
FNMA PL 30 Year, 10.00%, 9/01/20	12,412	12,916
		42,445,696

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Annual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

	Principal
	Amount*	Value
Mortgage-Backed Securities (continued)
[a]Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	100,235	$104,485
Government National Mortgage Association (GNMA) Fixed Rate 9.1%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	172,164	197,574
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	110,995	119,920
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	44,729	48,687
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	74,013	82,922
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	37,601	37,769
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	63,211	64,666
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	7,458	7,511
GNMA I SF 30 Year, 10.00%, 12/15/18	3,170	3,188
GNMA I SF 30 Year, 10.50%, 1/15/16	48	48
[f]GNMA II SF 30 Year, 3.00%, 10/01/45	1,500,000	1,531,582
GNMA II SF 30 Year, 3.50%, 6/20/45	2,355,636	2,473,528
[f]GNMA II SF 30 Year, 3.50%, 10/01/45	4,060,000	4,255,229
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	243,278	290,024
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	152,686	178,284
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	12,053	12,130
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,626	1,748
GNMA II SF 30 Year, 10.50%, 6/20/20	14	14
		9,304,824

Total Mortgage-Backed Securities (Cost $86,300,634)		87,652,456
Total Investments before Short Term Investments (Cost $122,475,891)		123,985,646

	Shares
Short Term Investments 23.8%
Money Market Funds (Cost $5,085,478) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	5,085,478	5,085,478

	Principal
	Amount*
Repurchase Agreements (Cost $19,262,236) 18.8%
i Joint Repurchase Agreement, 0.071%, 10/01/15 (Maturity Value $19,262,274)
BNP Paribas Securities Corp. (Maturity Value $5,543,105)
HSBC Securities (USA) Inc. (Maturity Value $11,086,209)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,632,960)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.125%, 12/01/15 - 2/01/20;
U.S. Government Agency Securities, Strips, 6/01/17; and U.S. Treasury Notes, 2.125% - 3.125%,
5/15/19 - 8/31/20 (valued at $19,657,215)	19,262,236	19,262,236
Total Investments (Cost $146,823,605) 144.9%		148,333,360
Other Assets, less Liabilities (44.9)%		(45,936,301)
Net Assets 100.0%		$102,397,059

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of
Trustees. At September 30, 2015, the aggregate value of these securities was $10,810,032, representing 10.56% of net assets.
cSee Note 7 regarding defaulted securities.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2015, the value of this security was $9,230, representing 0.01% of net assets.
fSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).
gNon-income producing.
hSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
iSee Note 1(c) regarding joint repurchase agreement.

At September 30, 2015, the Fund had the following financial futures contracts outstanding. See Note 1(e).

Financial Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond		Long	1	$160,406	12/21/15	$2,005	$—
U.S. Treasury 5 Year Note	Short		8	964,125	12/31/15	—	(6,162)
U.S. Treasury 10 Year Note		Long	25	3,218,359	12/21/15	39,389	—
U.S. Treasury 30 Year Bond		Long	18	2,832,188	12/21/15	48,892	—
Totals						$90,286	$(6,162)
Net unrealized appreciation (depreciation)						$84,124

At September 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Buy	150,000	$167,025	2/05/16	$1,052	$—
Euro	DBAB	Sell	150,000	196,493	2/05/16	28,416	—
Net unrealized appreciation (depreciation)						$29,468
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 37.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities
September 30, 2015

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$122,475,891
Cost - Sweep Money Fund (Note 3f)	5,085,478
Cost - Repurchase agreements	19,262,236
Total cost of investments	$146,823,605
Value - Unaffiliated issuers	$123,985,646
Value - Sweep Money Fund (Note 3f)	5,085,478
Value - Repurchase agreements	19,262,236
Total value of investments	148,333,360
Cash	30,047
Receivables:
Investment securities sold	96,540
Capital shares sold	377,567
Dividends and interest	297,422
Due from brokers	95,306
Unrealized appreciation on OTC forward exchange contracts	29,468
Other assets	23
Total assets	149,259,733
Liabilities:
Payables:
Investment securities purchased	46,643,795
Capital shares redeemed	83,851
Management fees	32,636
Distribution fees	12,884
Transfer agent fees	18,469
Distributions to shareholders	26,621
Variation margin	12,516
Accrued expenses and other liabilities	31,902
Total liabilities	46,862,674
Net assets, at value	$102,397,059
Net assets consist of:
Paid-in capital	$121,037,210
Net investment income	12,660
Net unrealized appreciation (depreciation)	1,623,378
Accumulated net realized gain (loss)	(20,276,189)
Net assets, at value	$102,397,059

24 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
September 30, 2015

Class A:
Net assets, at value	$26,327,574
Shares outstanding	2,775,601
Net asset value per share[a]	$9.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.91
Class A1:
Net assets, at value	$59,351,617
Shares outstanding	6,253,906
Net asset value per share[a]	$9.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.91
Class C:
Net assets, at value	$4,066,669
Shares outstanding	428,639
Net asset value and maximum offering price per share[a]	$9.49
Advisor Class:
Net assets, at value	$12,651,199
Shares outstanding	1,334,837
Net asset value and maximum offering price per share	$9.48

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Operations
for the year ended September 30, 2015

Investment income:
Dividends	$83,014
Interest	2,785,512
Paydown gain (loss)	(242,739)
Total investment income	2,625,787
Expenses:
Management fees (Note 3a)	368,467
Distribution fees: (Note 3c)
Class A	39,970
Class C	20,083
Transfer agent fees: (Note 3e)
Class A	21,402
Class A1	83,361
Class C	4,158
Advisor Class	14,490
Custodian fees (Note 4)	1,236
Reports to shareholders	29,062
Registration and filing fees	73,044
Professional fees	59,164
Trustees’ fees and expenses	2,789
Other	46,785
Total expenses	764,011
Expense reductions (Note 4)	(8)
Expenses waived/paid by affiliates (Note 3f)	(4,607)
Net expenses	759,396
Net investment income	1,866,391
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,137,017
Foreign currency transactions	22,482
Futures contracts	290,771
Swap contracts	7,296
Net realized gain (loss)	1,457,566
Net change in unrealized appreciation (depreciation) on:
Investments	(737,539)
Translation of other assets and liabilities denominated in foreign currencies	19,911
Futures contracts	76,287
Swap contracts	(3,963)
Net change in unrealized appreciation (depreciation)	(645,304)
Net realized and unrealized gain (loss)	812,262
Net increase (decrease) in net assets resulting from operations	$2,678,653

26 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended
	September 30,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$1,866,391	$2,108,332
Net realized gain (loss)	1,457,566	3,513,505
Net change in unrealized appreciation (depreciation)	(645,304)	(1,399,393)
Net increase (decrease) in net assets resulting from operations	2,678,653	4,222,444
Distributions to shareholders from:
Net investment income:
Class A	(361,427)	(365,627)
Class A1	(1,550,020)	(3,152,499)
Class C	(57,702)	(83,256)
Advisor Class	(269,405)	(122,273)
Total distributions to shareholders	(2,238,554)	(3,723,655)
Capital share transactions: (Note 2)
Class A	16,373,968	1,244,640
Class A1	(5,324,027)	(11,725,704)
Class C	1,650,264	258,547
Advisor Class	3,555,241	6,044,410
Total capital share transactions	16,255,446	(4,178,107)
Net increase (decrease) in net assets	16,695,545	(3,679,318)
Net assets:
Beginning of year	85,701,514	89,380,832
End of year	$102,397,059	$85,701,514
Net investment income included in net assets:
End of year	$12,660	$(18,218)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for

28 Annual Report

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Statement of Investments, had been entered into on September 30, 2015.

d. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counter-party to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

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NOTES TO FINANCIAL STATEMENTS

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At September 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended September 30,
	2015		2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,392,859	$22,732,268	584,901	$5,504,941
Shares issued in reinvestment of distributions	33,994	323,261	34,289	322,045
Shares redeemed	(703,047)	(6,681,561)	(488,092)	(4,582,346)
Net increase (decrease)	1,723,806	$16,373,968	131,098	$1,244,640
Class A1 Shares:
Shares sold	571,587	$5,452,345	380,552	$3,576,268
Shares issued in reinvestment of distributions	145,411	1,384,046	296,205	2,783,288
Shares redeemed	(1,278,192)	(12,160,418)	(1,924,907)	(18,085,260)
Net increase (decrease)	(561,194)	$(5,324,027)	(1,248,150)	$(11,725,704)
Class C Shares:
Shares sold	264,766	$2,516,733	74,574	$702,373
Shares issued in reinvestment of distributions	5,668	53,916	8,282	77,808
Shares redeemed	(97,082)	(920,385)	(55,574)	(521,634)
Net increase (decrease)	173,352	$1,650,264	27,282	$258,547
Advisor Class Shares:
Shares sold	557,886	$5,299,324	770,438	$7,278,538
Shares issued in reinvestment of distributions	22,277	211,818	4,536	42,681
Shares redeemed	(205,097)	(1,955,901)	(136,092)	(1,276,809)
Net increase (decrease)	375,066	$3,555,241	638,882	$6,044,410

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$9,578
CDSC retained	$429

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended September 30, 2015, the Fund paid transfer agent fees of $123,411, of which $55,017 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended September 30, 2015, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2016	$2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	474,702
Long term	—
Total capital loss carryforwards	$20,084,606

During the year ended September 30, 2015, the Fund utilized $1,238,271 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At September 30, 2015, the Fund deferred post-October capital losses of $107,455.

On September 30, 2015, the Fund had expired capital loss carryforwards of $4,099,588, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended September 30, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from ordinary income	$2,238,554	$3,723,655

At September 30, 2015, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$146,831,167

Unrealized appreciation	$2,473,830
Unrealized depreciation	(971,637)
Net unrealized appreciation (depreciation)	$1,502,193

Distributable earnings – undistributed ordinary income	$76,310

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2015, aggregated $755,149,172 and $738,866,889, respectively.

7. Credit Risk and Defaulted Securities

At September 30, 2015, the Fund had 13.28% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2015, the value of this security represents less than 0.05% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Concentration of Credit Risk

The Fund has 23.9% of its portfolio invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which may cause the Fund’s NAV per share to fluctuate. These investments may be less liquid than other investments held by the Fund.

9. Other Derivative Information

At September 30, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$90,286	[a]	Variation margin	$6,162	[a]

Foreign exchange contracts	Unrealized appreciation on OTC			Unrealized depreciation on OTC
	forward exchange contracts	29,468		forward exchange contracts	—

Totals		$119,754			$6,162

a This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended September 30, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

					Net Change
		Net			in Unrealized
Derivative Contracts		Realized			Appreciation
Not Accounted for as	Statement of	Gain (Loss)		Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Year		Operations Locations	for the Year
	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$290,771		Futures contracts	$76,287

				Translation of other assets
				and liabilities denominated
Foreign exchange contracts	Foreign currency transactions	22,430	[a]	in foreign currencies	19,903	[a]

Credit contracts	Swap contracts	7,296		Swap contracts	(3,963)
Totals		$320,497			$92,227

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the year ended September 30, 2015, the average month end fair value of derivatives represented 0.15% of average month end net assets. The average month end number of open derivative contracts for the year was 9.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$826,429	$—	$—	$826,429
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	35,285,943	220,818	35,506,761
Mortgage-Backed Securities	—	87,652,456	—	87,652,456
Short Term Investments	5,085,478	19,262,236	—	24,347,714
Total Investments in Securities	$5,911,907	$142,200,635	$220,818	$148,333,360
Other Financial Instruments:
Futures Contracts	$90,286	$—	$—	$90,286
Forward Exchange Contracts	—	29,468	—	29,468
Total Other Financial Instruments	$90,286	$29,468	$—	$119,754

Liabilities:
Other Financial Instruments
Futures Contracts	$6,162	$—	$—	$6,162

[a]For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Currency	Selected Portfolio
DBAB Deutsche Bank AG	EUR Euro	CDO Collateralized Debt Obligation
		MFM	Multi-Family Mortgage
		PC	Participation Certificate
		PL	Project Loan
		REIT	Real Estate Investment Trust
		SF	Single Family
		SFR	Single Family Revenue

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Strategic Mortgage Portfolio (the “Fund”) at September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2015 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 16, 2015

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $2,172,489 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2015.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	144	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since	119	Avis Budget Group Inc. (car rental)
One Franklin Parkway		October 2014		(2007-present), Omnicom Group
San Mateo, CA 94403-1906				Inc. (advertising and marketing
communications services)
(2011-present) and H.J. Heinz
Company (processed foods and
allied products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-2015); Founding
Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior
Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2003	144	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
facture and distribution of titanium)
(1999-present), Canadian National
Railway (railroad) (2001-present),
White Mountains Insurance Group, Ltd.
(holding company) (2004-present) and
H.J. Heinz Company (processed foods
and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	144	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	144	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	144	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2014-present; previously 2010-2012)
and Graham Holdings Company
(education and media organization)
(2011-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and
Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	119	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	161	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940) Chairman of		Since 2013	144	None
One Franklin Parkway	the Board and
San Mateo, CA 94403-1906	Trustee
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy	President and	Since 2010	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South; Vice President,
Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has deter-
mined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert.
The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief finan-
cial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial state-
ments, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

44 Annual Report

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com

Annual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $38,561 for the fiscal year ended September 30, 2015 and $41,792 for the fiscal year ended September 30, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2015 and $24 for the fiscal year ended September 30, 2014.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $387,983 for the fiscal year ended September 30, 2015 and $159,712 for the fiscal year ended September 30, 2014.  The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment. Also, includes review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $387,983 for the fiscal year ended September 30, 2015 and $159,736 for the fiscal year ended September 30, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  November 25, 2014